Advance to Game Developers, Net (Tables)	12 Months Ended
Jul. 31, 2026
Advance to Game Developers, Net [Abstract]
Schedule of Advance to Game Developers, Net

Advance to game developers, net consist of the following:

	As of July 31,
	2026	2025
Advance to game developers	$19,953,426	$22,677,194
Less: allowance	(2,020,640)	(8,115,468)
Advance to game developers, net	$17,932,786	$14,561,726

Schedule of Movements in Advance to Game Developers

Movements in Advance to game developers for the years ended July 31, 2026, 2025 and 2024 are as follows:

	For the years ended July 31,
	2026	2025	2024
Beginning balance	$22,677,194	$22,134,756	$17,206,593
Additional advances	9,230,299	7,379,759	7,037,522
Amortization	(3,222,344)	(3,433,290)	(2,477,840)
Write-off	(8,656,729)	(3,375,786)	—
Foreign currency translation adjustments	(74,994)	(28,245)	368,481
Ending balance	$19,953,426	$22,677,194	$22,134,756
Less: allowance for credit loss	(2,020,640)	(8,115,468)	(7,967,665)
Advance to game developers, net	$17,932,786	$14,561,726	$14,167,091

Schedule of Provision for Valuation Allowance Movement

Provision for valuation allowance movement is as follows:

Beginning balance	(8,115,468)	(7,967,665)	(7,411,099)
Additions	(2,637,101)	(3,157,669)	(523,723)
Reversals	1,340	10,258	122,272
Write-off	8,656,729	3,375,786	—
Foreign currency translation adjustments	73,860	(376,178)	(155,115)
Ending balance	$(2,020,640)	$(8,115,468)	$(7,967,665)